Related Party Transactions (Tables)	12 Months Ended
Jun. 30, 2020
Related Party Transactions [Abstract]
Schedule of related parties with whom the Company conducted significant transactions, and their relationship with the Company
Related parties	Relationship
Mr. Yu Haifeng	Controlling shareholder and Chairman of the Group CEO of the Group until September 20, 2019
Puyi Inc.'s founding shareholders before IPO	Shareholders of Puyi Inc. before IPO
Renshou Xinrui Enterprise Management Center LLP	Ultimately controlled by Mr. Yu
Shenzhen Chuang Jia Investment LLP	Ultimately controlled by Mr. Yu
Fanhua Inc.	Shareholder of Puyi since September 2018
Tibet Zhuli Investment Co., Ltd.	Subsidiary of Fanhua Inc.
Mr. Tang Jianping	Minority shareholder of Zhonghui, who holds its 48% shares
Shenzhen Taozhan Trade Co., Ltd.	Mr. Tang Jianping's wife holds its 48% shares
Red Lake Yongjin No.1 (Shenzhen) Investment LLP	A vehicle controlled by Mr. Tang by April 2020 and managed by the Group thereafter
Shenzhen Red Lake Shengchuang Investment LLP	Ultimately controlled by Mr. Tang
Jinhui Red Lake (Shenzhen) Enterprise Management Co., Ltd.	Mr. Tang is the executive partner of this entity

Schedule of acquisition of subsidiaries under common control
	As of June 30,
	Note	2019	2020	2020
		RMB	RMB	US$

Shenzhen Red Lake Shengchuang Investment LLP	a	-	543	77
Jinhui Red Lake (Shenzhen) Enterprise Management Co., Ltd	b	-	114	16
Shenzhen Taozhan Trade Co., Ltd.	c	590	590	84
Total		590	1,247	177

(a)	Zhonghui provided interest free loans to Shenzhen Red Lake Shengchuang Investment LLP ("Shengchuang") totaling RMB718 from December 2019 to June 2020. As of June 30, 2020, RMB175 had been returned.

(b)	Zhonghui provided interest free loans to Jinhui Red Lake (Shenzhen) Enterprise Management Co., Ltd. ("Jinhui") totaling RMB119 from February 2020 to June 2020. As of June 30, 2020, RMB5 had been returned.

(c)	Zhonghui, a subsidiary acquired by the Group in July 2018, provided an interest free loan of RMB1.0 million to Shenzhen Taozhan Trade Co., Ltd. ("Taozhan"). During the year ended June 30, 2019, Taozhan repaid RMB410 to the Group.

Schedule of principal related party balances and transactions
	Years ended June 30,
	Note	2018	2019	2020	2020
		RMB	RMB	RMB	US$
Loan provided to related parties
Shenzhen Red Lake Shengchuang Investment LLP	a	-	-	718	102
Jinhui Red Lake (Shenzhen) Enterprise Management Co., Ltd.	b	-	-	119	17
Mr. Yu Haifeng	d	80	-	-	-
Shenzhen Chuang Jia Investment LLP	e	10,000	-	-	-
Subtotal		10,080	-	837	119

Repayment of loan from related parties
Shenzhen Red Lake Shengchuang Investment LLP	a	-	-	175	25
Jinhui Red Lake (Shenzhen) Enterprise Management Co., Ltd.	b	-	-	5	1
Shenzhen Taozhan Trade Co., Ltd.	c	-	410	-	-
Mr. Yu Haifeng	d	-	80	-	-
Shenzhen Chuang Jia Investment LLP	e	69,500	-	-	-
Renshou Xinrui Enterprise Management Center LLP	f	26,400	-	-	-
Subtotal		95,900	490	180	26

Loan received from related party
Tibet Zhuli Investment Co., Ltd.	g	-	50,000	-	-

Interest expense
Tibet Zhuli Investment Co., Ltd.	g	-	1,048	-	-

Repayment of loan to related party
Tibet Zhuli Investment Co., Ltd.	g	-	51,048	-	-

Advisory fee expense
Red Lake Yongjin No.1 (Shenzhen) Investment LLP	h	-	581	-	-

Notes

(d)	The Group provided a loan to Mr. Yu Haifeng in June 2018. The loan has been repaid in July 2018.

(e)	The Group provided a loan to Shenzhen Chuang Jia Investment LLP ("Chuang Jia") amounting to RMB10,000 in July 2018, and Chuang Jia fully repaid the loans of RMB69,500 during the year ended June 30, 2018.

(f)	The Group provided loans to Renshou Xinrui Enterprise Management Center LLP amounting to RMB28,020 in February 2017 and April 2017. RMB1,620 was repaid during the year ended June 30, 2017, and RMB26,400 was repaid during the year ended June 30, 2018.

(g)	In August 2018, the Group received a short-term loan with a principal amount of RMB50.0 million from Tibet Zhuli Investment Co., Ltd. ("Tibet Zhuli"), which was controlled by Fanhua Inc, the Group's shareholder. The amounts are unsecured, bearing interest at 8.5% per annum and are repayable after 6 months from the date of the agreement. The principal and interest of the loan have been fully repaid as of June 30, 2019.

(h)	In September 2018, the Group incurred advisory fee expenses to Red Lake Yongjin No.1 (Shenzhen) Investment LLP for a potential non-performing loan project.